Annual Fund Operating Expenses	Oct. 23, 2025
Venerable US Small Cap Fund | Venerable US Small Cap Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Sep. 12, 2027
Venerable US Small Cap Fund | Venerable US Small Cap Fund | Class V
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.30%
Other Expenses (as a percentage of Assets):	0.15%	[1]
Expenses (as a percentage of Assets)	1.30%
Fee Waiver or Reimbursement	(0.45%)	[2]
Net Expenses (as a percentage of Assets)	0.85%
Venerable US Small Cap Fund | Venerable US Small Cap Fund | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.15%	[1]
Expenses (as a percentage of Assets)	1.00%
Fee Waiver or Reimbursement	0.00%	[2]
Net Expenses (as a percentage of Assets)	1.00%
Venerable Emerging Markets Equity Fund | Venerable Emerging Markets Equity Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Sep. 12, 2027
Venerable Emerging Markets Equity Fund | Venerable Emerging Markets Equity Fund | Class V
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.01%
Distribution and Service (12b-1) Fees	0.30%
Other Expenses (as a percentage of Assets):	0.18%	[3]
Expenses (as a percentage of Assets)	1.49%
Fee Waiver or Reimbursement	(0.05%)	[4]
Net Expenses (as a percentage of Assets)	1.44%
Venerable Emerging Markets Equity Fund | Venerable Emerging Markets Equity Fund | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.01%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.18%	[3]
Expenses (as a percentage of Assets)	1.19%
Fee Waiver or Reimbursement	0.00%	[4]
Net Expenses (as a percentage of Assets)	1.19%
Venerable World Equity Fund | Venerable World Equity Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Sep. 12, 2027
Venerable World Equity Fund | Venerable World Equity Fund | Class V
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.30%
Other Expenses (as a percentage of Assets):	0.15%	[5]
Expenses (as a percentage of Assets)	1.20%
Fee Waiver or Reimbursement	(0.35%)	[6]
Net Expenses (as a percentage of Assets)	0.85%
Venerable World Equity Fund | Venerable World Equity Fund | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.15%	[5]
Expenses (as a percentage of Assets)	0.90%
Fee Waiver or Reimbursement	0.00%	[6]
Net Expenses (as a percentage of Assets)	0.90%
Venerable Mid Cap Index Fund | Venerable Mid Cap Index Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Sep. 12, 2027
Venerable Mid Cap Index Fund | Venerable Mid Cap Index Fund | Class V
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.26%
Distribution and Service (12b-1) Fees	0.30%
Other Expenses (as a percentage of Assets):	0.14%	[7]
Expenses (as a percentage of Assets)	0.70%
Fee Waiver or Reimbursement	(0.05%)	[8]
Net Expenses (as a percentage of Assets)	0.65%
Venerable Mid Cap Index Fund | Venerable Mid Cap Index Fund | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.26%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.14%	[7]
Expenses (as a percentage of Assets)	0.40%
Fee Waiver or Reimbursement	0.00%	[8]
Net Expenses (as a percentage of Assets)	0.40%
Venerable Small Cap Index Fund | Venerable Small Cap Index Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Sep. 12, 2027
Venerable Small Cap Index Fund | Venerable Small Cap Index Fund | Class V
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.31%
Distribution and Service (12b-1) Fees	0.30%
Other Expenses (as a percentage of Assets):	0.14%	[9]
Expenses (as a percentage of Assets)	0.75%
Fee Waiver or Reimbursement	(0.07%)	[10]
Net Expenses (as a percentage of Assets)	0.68%
Venerable Small Cap Index Fund | Venerable Small Cap Index Fund | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.31%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.14%	[9]
Expenses (as a percentage of Assets)	0.45%
Fee Waiver or Reimbursement	0.00%	[10]
Net Expenses (as a percentage of Assets)	0.45%
Venerable International Index Fund | Venerable International Index Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Sep. 12, 2027
Venerable International Index Fund | Venerable International Index Fund | Class V
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.30%
Distribution and Service (12b-1) Fees	0.30%
Other Expenses (as a percentage of Assets):	0.16%	[11]
Expenses (as a percentage of Assets)	0.76%
Fee Waiver or Reimbursement	(0.06%)	[12]
Net Expenses (as a percentage of Assets)	0.70%
Venerable International Index Fund | Venerable International Index Fund | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.30%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.16%	[11]
Expenses (as a percentage of Assets)	0.46%
Fee Waiver or Reimbursement	0.00%	[12]
Net Expenses (as a percentage of Assets)	0.46%
Venerable Bond Index Fund | Venerable Bond Index Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Sep. 12, 2027
Venerable Bond Index Fund | Venerable Bond Index Fund | Class V
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.23%
Distribution and Service (12b-1) Fees	0.30%
Other Expenses (as a percentage of Assets):	0.13%	[13]
Expenses (as a percentage of Assets)	0.66%
Fee Waiver or Reimbursement	(0.05%)	[14]
Net Expenses (as a percentage of Assets)	0.61%
Venerable Bond Index Fund | Venerable Bond Index Fund | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.23%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.13%	[13]
Expenses (as a percentage of Assets)	0.36%
Fee Waiver or Reimbursement	0.00%	[14]
Net Expenses (as a percentage of Assets)	0.36%

[1]	Based on estimated amounts for the current fiscal year.
[2]	Until September 12, 2027, Venerable Investment Advisers, LLC (the "Adviser"), the distributor, and certain financial intermediaries have contractually agreed to waive all or a portion of fees (including management fee, administrative services fee, and/or distribution and/or service fee (12b-1 Fee), as applicable) and/or reimburse other operating expenses to the extent necessary to limit total annual operating expenses (excluding interest expenses, short sale expenses, taxes, brokerage commissions, and extraordinary expenses such as litigation expenses) to 0.85% for Class V shares and 1.00% for Class I shares. Termination or modification of these obligations prior to September 12, 2027, requires approval by the Fund's Board of Trustees (the "Board"). To the extent these obligations terminate or are modified, the Fund's total annual operating expenses may increase.
[3]	Based on estimated amounts for the current fiscal year.
[4]	Until September 12, 2027, Venerable Investment Advisers, LLC (the "Adviser"), the distributor, and certain financial intermediaries have contractually agreed to waive all or a portion of fees (including management fee, administrative services fee, and/or distribution and/or service fee (12b-1 Fee), as applicable) and/or reimburse other operating expenses to the extent necessary to limit total annual operating expenses (excluding interest expenses, short sale expenses, taxes, brokerage commissions, and extraordinary expenses such as litigation expenses) to 1.44% for Class V shares and 1.19% for Class I shares. Termination or modification of these obligations prior to September 12, 2027, requires approval by the Fund's Board of Trustees (the "Board"). To the extent these obligations terminate or are modified, the Fund's total annual operating expenses may increase.
[5]	Based on estimated amounts for the current fiscal year.
[6]	Until September 12, 2027, Venerable Investment Advisers, LLC (the "Adviser"), the distributor, and certain financial intermediaries have contractually agreed to waive all or a portion of fees (including management fee, administrative services fee, and/or distribution and/or service fee (12b-1 Fee), as applicable) and/or reimburse other operating expenses to the extent necessary to limit total annual operating expenses (excluding interest expenses, short sale expenses, taxes, brokerage commissions, and extraordinary expenses such as litigation expenses) to 0.85% for Class V shares and 0.90% for Class I shares. Termination or modification of these obligations prior to September 12, 2027, requires approval by the Fund's Board of Trustees (the "Board"). To the extent these obligations terminate or are modified, the Fund's total annual operating expenses may increase.
[7]	Based on estimated amounts for the current fiscal year.
[8]	Until September 12, 2027, Venerable Investment Advisers, LLC (the "Adviser"), the distributor, and certain financial intermediaries have contractually agreed to waive all or a portion of fees (including management fee, administrative services fee, and/or distribution and/or service fee (12b-1 Fee), as applicable) and/or reimburse other operating expenses to the extent necessary to limit total annual operating expenses (excluding interest expenses, short sale expenses, taxes, brokerage commissions, and extraordinary expenses such as litigation expenses) to 0.65% for Class V shares and 0.40% for Class I shares. Termination or modification of these obligations prior to September 12, 2027, requires approval by the Fund's Board of Trustees (the "Board"). To the extent these obligations terminate or are modified, the Fund's total annual operating expenses may increase.
[9]	Based on estimated amounts for the current fiscal year.
[10]	Until September 12, 2027, Venerable Investment Advisers, LLC (the "Adviser"), the distributor, and certain financial intermediaries have contractually agreed to waive all or a portion of fees (including management fee, administrative services fee, and/or distribution and/or service fee (12b-1 Fee), as applicable) and/or reimburse other operating expenses to the extent necessary to limit total annual operating expenses (excluding interest expenses, short sale expenses, taxes, brokerage commissions, and extraordinary expenses such as litigation expenses) to 0.68% for Class V shares and 0.45% for Class I shares. Termination or modification of these obligations prior to September 12, 2027, requires approval by the Fund's Board of Trustees (the "Board"). To the extent these obligations terminate or are modified, the Fund's total annual operating expenses may increase.
[11]	Based on estimated amounts for the current fiscal year.
[12]	Until September 12, 2027, Venerable Investment Advisers, LLC (the "Adviser"), the distributor, and certain financial intermediaries have contractually agreed to waive all or a portion of fees (including management fee, administrative services fee, and/or distribution and/or service fee (12b-1 Fee), as applicable) and/or reimburse other operating expenses to the extent necessary to limit total annual operating expenses (excluding interest expenses, short sale expenses, taxes, brokerage commissions, and extraordinary expenses such as litigation expenses) to 0.70% for Class V shares and 0.46% for Class I shares. Termination or modification of these obligations prior to September 12, 2027, requires approval by the Fund's Board of Trustees (the "Board"). To the extent these obligations terminate or are modified, the Fund's total annual operating expenses may increase.
[13]	Based on estimated amounts for the current fiscal year.
[14]	Until September 12, 2027, Venerable Investment Advisers, LLC (the "Adviser"), the distributor, and certain financial intermediaries have contractually agreed to waive all or a portion of fees (including management fee, administrative services fee, and/or distribution and/or service fee (12b-1 Fee), as applicable) and/or reimburse other operating expenses to the extent necessary to limit total annual operating expenses (excluding interest expenses, short sale expenses, taxes, brokerage commissions, and extraordinary expenses such as litigation expenses) to 0.61% for Class V shares and 0.36% for Class I shares. Termination or modification of these obligations prior to September 12, 2027, requires approval by the Fund's Board of Trustees (the "Board"). To the extent these obligations terminate or are modified, the Fund's total annual operating expenses may increase.